Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants - Schedule of Listing of Stock Options and Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Stock Options 2011 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 0
Stock Options 2011 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 281.25
Stock Options 2011 [Member]
Shares, options (in shares)	173	467
Price, options (in dollars per share)		$ 18.75
Stock Options 2012 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 131.25	131.25
Stock Options 2012 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 150	$ 150
Stock Options 2012 [Member]
Shares, options (in shares)	1,841	5,041
Stock Options 2013 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 121.88	$ 121.88
Stock Options 2013 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 596.25	$ 596.25
Stock Options 2013 [Member]
Shares, options (in shares)	1,612	9,310
Stock Options 2014 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 162.50	$ 162.50
Stock Options 2014 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 468.75	$ 468.75
Stock Options 2014 [Member]
Shares, options (in shares)	969	2,361
Stock Options 2015 [Member] | Minimum [Member]
Price, options (in dollars per share)	$ 65.75	$ 65.75
Stock Options 2015 [Member] | Maximum [Member]
Price, options (in dollars per share)	$ 86.25	$ 86.25
Stock Options 2015 [Member]
Shares, options (in shares)	4,240	14,170
Warrants 2012 [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)		$ 281.25
Warrants 2012 [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)		$ 375
Warrants 2012 [Member]
Shares, warrants (in shares)	2,792	2,792
Warrant exercise price (in dollars per share)	$ 281.25
Warrants 2013 [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)	93.75	$ 150
Warrants 2013 [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)	$ 371.25	$ 371.25
Warrants 2013 [Member]
Shares, warrants (in shares)	10,703	10,703
Warrants 2014 [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)	$ 243.75	$ 309.38
Warrants 2014 [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)	$ 609.38	$ 609.38
Warrants 2014 [Member]
Shares, warrants (in shares)	6,455	6,455
Warrants 2015 [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)	$ 0
Warrants 2015 [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)	$ 243.75
Warrants 2015 [Member]
Shares, warrants (in shares)	94,152	303,148
Warrant exercise price (in dollars per share)		$ 123.75
Minimum [Member]
Price, options (in dollars per share)	$ 0	6.8745	$ 80.015
Warrant exercise price (in dollars per share)	0	123.75
Maximum [Member]
Price, options (in dollars per share)	596.25	139.2386	$ 347.9864
Warrant exercise price (in dollars per share)	$ 609.38	$ 609.38
Shares, options (in shares)	108,498	31,349
Shares, warrants (in shares)	114,102	323,098
Warrant exercise price (in dollars per share)				$ 281.25